Leases - Maturity profile of lease liabilities (Details) € in Millions	12 Months Ended
Mar. 31, 2020 EUR (€)
Leases
Undiscounted lease liability	€ 13,591
Effect of discounting	(1,528)
Lease liability	12,063
Lease contracts not yet commenced, undiscounted value	67
Within one year
Leases
Undiscounted lease liability	3,172
In more than one year but less than two years
Leases
Undiscounted lease liability	1,998
In more than two years but less than three years
Leases
Undiscounted lease liability	1,523
In more than three years but less than four years
Leases
Undiscounted lease liability	1,328
In more than four years but less than five years
Leases
Undiscounted lease liability	1,127
In more than five years
Leases
Undiscounted lease liability	€ 4,443